Consolidated and Combined Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues, net
Total revenues, net		$ 377,876,123	$ 335,060,851	$ 325,984,469
Cost of goods sold		(272,571,322)	(252,032,836)	(239,738,076)
Gross profit		105,304,801	83,028,015	86,246,393
Operating expenses:
Sales and distribution expenses		(66,331,518)	(54,727,281)	(51,622,790)
General and administrative expenses		(18,336,882)	(17,348,952)	(17,400,101)
Listing expenses		(1,265,042)	(1,440,130)
Total operating expenses		(85,933,442)	(73,516,363)	(69,022,891)
Income from operations		19,371,359	9,511,652	17,223,502
Other income (expense):
Interest expense		(1,406,903)	(1,042,888)	(881,717)
Interest income		23,134	119,306	339,351
Government subsidies		69,994	28,040	42,339
Foreign exchange (loss) gain, net		3,505,118	2,184,854	(8,196,633)
Professional fees on acquisition of HTL Marketing		(1,261,560)
Scrap sofa sale income		414,664	562,310	696,290
Change in fair value of derivatives financial instruments		(74,765)	(403,350)	2,841,215
Gain on derecognition of right-of-use asset		90,368
Sundry income (expense)		22,563	(123,411)	117,035
Total other (expense) income, net		1,382,613	1,324,861	(5,042,120)
Income before income taxes		20,753,972	10,836,513	12,181,382
Income tax expense		(4,199,820)	(2,415,742)	(1,864,201)
NET INCOME		16,554,152	8,420,771	10,317,181
Other comprehensive income (loss):
– Foreign currency translation adjustments		575,703	(1,438,060)	(712,497)
COMPREHENSIVE INCOME		$ 17,129,855	$ 6,982,711	$ 9,604,684
Basic	[1],[2]	89,687,500	89,687,500	88,250,000
Diluted	[1],[2]	89,687,500	89,687,500	88,250,000
EARNINGS (LOSS) PER SHARE - BASIC		$ 0.18	$ 0.09	$ 0.12
EARNINGS (LOSS) PER SHARE - DILUTED		$ 0.18	$ 0.09	$ 0.12
Third Party [Member]
Revenues, net
Total revenues, net		$ 356,187,074	$ 315,867,933	$ 316,003,465
Related Party [Member]
Revenues, net
Total revenues, net		$ 21,689,049	$ 19,192,918	$ 9,981,004

[1]	The shares amounts are presented on a retroactive basis, after giving the effect form the completion of common control acquisition (see Note 1).
[2]	The shares amounts are presented on a retroactive basis, giving the effect from the completion of common control acquisition.